LEGAL PROCEEDINGS AND CONTINGENCIES (Details) - Passaic River Alaska - Exelis $ in Millions		12 Months Ended
	Mar. 31, 2016 party	Jun. 29, 2018 USD ($)
Site Contingency [Line Items]
Number of responsible parties notified | party	100
Estimated cost for all participating parties of EPA's preferred alternative | $		$ 1,380